Standards Not Yet Adopted	12 Months Ended
Mar. 31, 2020
Standards Not Yet Adopted Abstract
Standards Not Yet Adopted
39	STANDARDS NOT YET ADOPTED

Standards, amendments and Interpretations to existing Standards that are not yet effective and have not been adopted early by the Group

At the date of authorization of these financial statements, several new, but not yet effective, accounting standards, amendments to existing standards, and interpretations have been published by the IASB. None of these standards, amendments or interpretations have been adopted early by the Group.

Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New Standards, amendments and Interpretations neither adopted nor listed below have not been disclosed as they are not expected to have a material impact on the Group’s financial statements.

Those which are considered to be relevant to the Company’s operations are set out below.

i.	In October 2018, the IASB issued amendments to IFRS 3 “Business Combinations” regarding the definition of a “Business.” The amendments:

•	clarify that to be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs;

•	narrow the definitions of a business and of outputs by focusing on goods and services provided to customers and by removing the reference to an ability to reduce costs;

•	add guidance and illustrative examples to help entities assess whether a substantive process has been acquired;

•	remove the assessment of whether market participants are capable of replacing any missing inputs or processes and continuing to produce outputs; and

•	add an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business.

The above amendments are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020.

The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

ii.	In October 2018, the IASB issued amendments to IAS 1 “Presentation of Financial Statements” (“IAS 1”) and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors ” (“IAS 8”) which revised the definition of “Material.” Three aspects of the new definition should especially be noted, as described below:

•	Obscuring. The existing definition only focused on omitting or misstating information, however, the Board concluded that obscuring material information with information that can be omitted can have a similar effect. Although the term obscuring is new in the definition, it was already part of IAS 1 (IAS 1.30A);

•	Could reasonably be expected to influence. The existing definition referred to “could influence” which the Board felt might be understood as requiring too much information as almost anything “could influence” the decisions of some users even if the possibility is remote;

•	Primary users. The existing definition referred only to ‘users’ which again the Board feared might be understood too broadly as requiring them to consider all possible users of financial statements when deciding what information to disclose.

The amendments highlight five ways in which material information can be obscured:

•	if the language regarding a material item, transaction or other event is vague or unclear;

•	if information regarding a material item, transaction or other event is scattered in different places in the financial statements;

•	if dissimilar items, transactions or other events are inappropriately aggregated;

•	if similar items, transactions or other events are inappropriately disaggregated; and

•	if material information is hidden by immaterial information to the extent that it becomes unclear what information is material.

The new definition of material and the accompanying explanatory paragraphs are contained in IAS 1. The definition of material in IAS 8 has been replaced with a reference to IAS 1. The amendments are effective for annual reporting periods beginning on or after January 1, 2020. Earlier application is permitted.

The amendments are effective for annual reporting periods beginning on or after January 1, 2020. Earlier application is permitted.

The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

iii.   On May 14, 2020, the IASB issued amendment to IAS 37 by specifying that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract consist of both the incremental costs of fulfilling that contract (examples would be direct labour or materials) and an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract).

The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

The amendments are effective for annual periods beginning on or after 1 January 2022. Early application is permitted

iv.   In January 23, 2020, the IASB issued amendments to IAS 1 “Presentation of Financial Statements” (“IAS 1”) to clarify the classification criteria of liabilities in the statement of financial position. The most significant changes are listed below:

•	Classification of liabilities as current or non-current should be based on rights to defer settlement that are in existence at the end of the reporting period

•	Classification of a liability is unaffected by the likelihood that the entity will exercise its right to defer settlement of the liability for at least twelve months after the reporting period’. That is, management’s intention to settle in the short run does not impact the classification.

•	‘Settlement’ is defined as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments.

•	Clarifies that if the right to defer settlement is conditional on the compliance with covenants the right exists if the conditions are met at the end of the reporting period,

•	Clarifies that if a liability has terms that could, at the option of the counterparty, result in its settlement by the transfer of the entity’s own equity instruments, these terms do not affect its classification as current or non-current if the entity recognises the option separately as an equity instrument applying IAS 32 Financial Instruments: Presentation.

The amendments are effective for annual reporting periods beginning on or after January 1, 2022. Earlier application is permitted.

The Company is currently evaluating the impact of these amendments on its consolidated financial statements.